Equity (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Proposed Distribution of Profit
The Company’s Board of Directors will submit the following proposed distribution of 2024 results for approval at the Shareholders’ Meeting:

Millions of euros
Legal reserve	—
Unrestricted reserves	563
Total	563

Schedule of Subordinated Securities
The characteristic of undated deeply subordinated securities, the detail of the tender offer and the amounts repurchased in the operations and the amount amortized in advance, are the following (million euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2023	Tender Offer	Amount repurchased	Redemption	12/31/2024
09/18/2024 (1)	6.750%	from 09/07/31 rate SWAP + spread incremental	2031					200
03/15/2024 (1)	5.752%	from 04/15/32 rate SWAP + spread incremental	2032					1,100
09/7/2023 (1)	6.750%	from 09/07/31 rate SWAP + spread incremental	2031	750				750
02/2/2023 (1)	6.135%	from 05/03/30 rate SWAP + spread incremental	2030	1,000				1,000
11/23/2022 (1)	7.125%	from 11/23/28 rate SWAP + spread incremental	2028	750				750
11/24/2021 (2)	2.880%	from 05/24/28 rate SWAP + spread incremental	2028	750				750
02/12/2021 (2)	2.376%	from 05/12/29 rate SWAP + spread incremental	2029	1,000				1,000
02/05/2020 (1)	2.502%	from 05/05/27 rate SWAP + spread incremental	2027	500				500
09/24/2019	2.875%	from 09/24/27 rate SWAP + spread incremental	2027	500				500
03/14/2019	4.375%	from 03/14/25 rate SWAP + spread incremental	2025	1,300	1,300	(1,097)	(203)	—
03/22/2018	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	1,000				1,000
				7,550				7,550
(1) Green undated deeply subordinated securities (see Note 29.d)
(2) Sustainable undated deeply subordinated securities (see Note 29.d)

Schedule of Breakdown of Accumulated Contribution of Translation Differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2024	2023	2022
Brazilian real	(15,786)	(13,612)	(14,031)
Pound sterling	309	(97)	(322)
Venezuelan bolivar	(3,253)	(3,686)	(3,734)
Argentine peso	(1,112)	(2,011)	(1,364)
Other currencies	(1,437)	(1,280)	(1,272)
Total Group	(21,279)	(20,686)	(20,723)

Schedule of Treasury Share Instruments
Telefónica, S.A. held the following treasury shares at December 31, 2024, 2023 and 2022:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value (*)%
Treasury shares at 12/31/2024	26,874,751	3.97	3.94	106	0.474%
Treasury shares at 12/31/2023	111,099,480	3.87	3.53	393	1.932%
Treasury shares at 12/31/2022	85,217,621	4.00	3.39	288	1.476%
(*) Millions of euros.
The following transactions involving treasury shares were carried out in 2024, 2023 and 2022:

Number of shares
Treasury shares at 12/31/2021	139,329,370
Acquisitions	90,403,530
Scrip dividend	563,415
Employee share option plan	(5,391,956)
Capital reduction	(139,275,057)
Sales	(411,681)
Treasury shares at 12/31/2022	85,217,621
Acquisitions	60,070,274
Employee share option plan	(8,845,558)
Capital reduction	(24,779,409)
Sales	(563,448)
Treasury shares at 12/31/2023	111,099,480
Acquisitions	36,525,204
Employee share option plan	(19,909,898)
Capital reduction	(80,296,591)
Sales	(20,543,444)
Treasury shares at 12/31/2024	26,874,751

Schedule of Equity Attributable to Non-Controlling Interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2024, 2023 and 2022 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/23	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/24
Telefônica Brasil, S.A.	3,546	—	(346)	(125)	226	(481)	14	2,834
Telefónica Deutschland Holding, A.G.	1,286	—	(1,057)	(17)	10	—	2	224
Colombia Telecomunicaciones, S.A., ESP BIC	362	—	—	—	(25)	(32)	(8)	297
Other	50	—	(47)	(3)	47	7	(7)	47
Total	5,244	—	(1,450)	(145)	258	(506)	1	3,402

Millions of euros	Balance at 12/31/22	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/23
Telefônica Brasil, S.A.	3,399	—	(111)	(158)	238	182	(4)	3,546
Telefónica Deutschland Holding, A.G.	2,237	—	(866)	(157)	71	—	1	1,286
Colombia Telecomunicaciones, S.A., ESP BIC	344	—	—	—	(44)	70	(8)	362
Telxius Telecom, S.A.	599	—	(585)	(28)	22	(19)	11	—
Other	41	—	(17)	(2)	31	—	(3)	50
Total	6,620	—	(1,579)	(345)	318	233	(3)	5,244

Millions of euros	Balance at 12/31/21	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/22
Telefônica Brasil, S.A.	3,106	—	(86)	(241)	198	425	(3)	3,399
Telefónica Deutschland Holding, A.G.	2,353	—	(48)	(161)	68	—	25	2,237
Colombia Telecomunicaciones, S.A., ESP BIC	409	—	—	(7)	(4)	(47)	(7)	344
Telxius Telecom, S.A.	546	—	—	—	50	13	(10)	599
Other	63	23	(44)	(2)	(4)	2	3	41
Total	6,477	23	(178)	(411)	308	393	8	6,620

Schedule of Condensed Financial Statements of Non-controlling Interests	The detail of these figures for Colombia Telecomunicaciones is as follows:

Millions of euros
Colombia Telecomunicaciones	2024	2023	2022
Revenues	1,449	1,497	1,517
Operating results before depreciation and amortization	391	359	569
Depreciation and amortization	(236)	(295)	(308)
Operating income	155	64	261
Capital Expenditure	201	125	261
Fixed Assets	1,215	1,234	1,116
Total allocated assets	2,921	2,936	2,696
Total allocated liabilities	2,395	2,258	2,001

Schedule of Subsidiary Cash Flows
The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2024	2023	2022
Net cash flow provided by operating activities	3,644	3,710	3,678
Net cash flow used in investing activities	(1,529)	(1,477)	(2,741)
Net cash flow used in financing activities	(1,557)	(1,709)	(1,674)

Millions of euros
Telefónica Germany	2024	2023	2022
Net cash flow provided by operating activities	2,774	2,684	2,732
Net cash flow used in investing activities	(1,334)	(1,337)	(1,608)
Net cash flow used in financing activities	(1,586)	(1,498)	(1,339)

Millions of euros
Colombia Telecomunicaciones	2024	2023	2022
Net cash flow provided by operating activities	219	206	180
Net cash flow provided by (used in) investing activities	(101)	(144)	30
Net cash flow used in financing activities	(58)	(80)	(225)